Due from settlement of capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due from settlement of capital provision assets.
At January 1,	$ 30,708	$ 48,128
Transfer of realizations from capital provision assets	455,148	540,294
Interest and other income	160	199
Proceeds received	(396,415)	(557,913)
Asset received in kind	(3,290)
At December 31,	86,311	30,708
Current assets	82,561	26,958
Non-current assets	3,750	3,750
Total due from settlement of capital provision assets	$ 86,311	$ 30,708